Commitments and Contingencies - Additional Information (Detail) £ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of commitments and contingencies [line items]
Finance leases | £		£ 0	£ 0
Mereo BioPharma 4 Limited [member]
Disclosure of commitments and contingencies [line items]
Payment of ordinary shares	$ 3.0
Issuance of aggregate ordinary shares | shares	490,798
Aggregate upfront payment amount	$ 5.0
Payments of aggregate and issue additional ordinary shares	$ 115.5
Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Lease term		1 year
Top of range [member]
Disclosure of commitments and contingencies [line items]
Lease term		2 years